Inventories	6 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Inventories	Inventories

	31 December 2021	30 June 2021	31 December 2020
	£ million	£ million	£ million
Raw materials and consumables	401	348	332
Work in progress	68	60	53
Maturing inventories	4,801	4,668	4,562
Finished goods and goods for resale	965	969	803
	6,235	6,045	5,750